Document and Entity Information	Sep. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2023
Entity File Number	001-38556
Entity Registrant Name	Entera Bio Ltd.
Entity Central Index Key	0001638097
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	KIRYAT HADASSAH, MINRAV BUILDING
Entity Address, Address Line Two	FIFTH FLOOR
Entity Address, City or Town	JERUSALEM
Entity Address, Country	IL
Entity Address, Postal Zip Code	9112002
City Area Code	972
Local Phone Number	97225327151
Title of 12(b) Security	Ordinary Shares, par value of NIS 0.0000769
Trading Symbol	ENTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false